Commitments (Details Narrative)					1 Months Ended	6 Months Ended
	Jun. 13, 2019 USD ($)	Mar. 08, 2019 USD ($)	Nov. 14, 2017 CAD ($)	Nov. 10, 2017 USD ($)	Oct. 30, 2018 USD ($)	Jan. 31, 2020 USD ($)	Nov. 25, 2019 USD ($)	Aug. 21, 2019 CAD ($)	Aug. 21, 2019 USD ($)	Apr. 09, 2019 USD ($)	Nov. 14, 2017 USD ($)	Oct. 25, 2017 USD ($)
NMG [Member]
Loss Contingencies [Line Items]
Description for lease option to extend				The Company has four options to extend the lease and each option is for five years
Periodic rent payable, amount				$ 12,500
Increased periodic rent payable amount				$ 12,875
Percentage of increased minimum monthly rent				2.00%
Sunset Corporate Drive
Loss Contingencies [Line Items]
Periodic rent payable, amount										$ 7,156
President and the Interim Chief Executive Officer
Loss Contingencies [Line Items]
Periodic rent payable, amount									$ 12,500
Chief Financial Officer
Loss Contingencies [Line Items]
Periodic rent payable, amount								$ 10,000
Chief Operating Officer
Loss Contingencies [Line Items]
Periodic rent payable, amount									15,000
Corporate Secretary
Loss Contingencies [Line Items]
Periodic rent payable, amount								$ 7,500
President of NMG and director
Loss Contingencies [Line Items]
Periodic rent payable, amount							$ 25,000		16,666
Former Chief Executive Officer and an advisor
Loss Contingencies [Line Items]
Periodic rent payable, amount									$ 12,500
Officer | TI Nevada | Consulting agreement
Loss Contingencies [Line Items]
Periodic consulting fees payable											$ 16,667
Term of contract			3 years
Frequency of periodic payment			month
Investment Agreement
Loss Contingencies [Line Items]
Frequency of periodic payment					monthly	monthly
Periodic consulting fees payable					$ 10,000	$ 12,000
Increased in periodic payments of consulting fees						$ 16,500
Term of contract						5 years
Ownership percentage for increased in monthly services fee						10.00%
Carroll Road
Loss Contingencies [Line Items]
Description for lease option to extend	the Company has three options to extend the lease and each option is for five years
Periodic rent payable, amount	$ 15,000
Term of lease	5 years
Carroll Road | Minimum
Loss Contingencies [Line Items]
Percentage of increased minimum monthly rent	1.00%
Carroll Road | Maximum
Loss Contingencies [Line Items]
Percentage of increased minimum monthly rent	6.00%
E Anaheim St
Loss Contingencies [Line Items]
Periodic rent payable, amount		$ 6,636.40
Term of lease		5 years
Percentage of increased minimum monthly rent		5.00%
Monthly rent and common area expenses		$ 8,000
NMG Ohio
Loss Contingencies [Line Items]
Periodic rent payable, amount												$ 4,200
Term of lease												5 years
Toro Pacific Management Inc. [Member] | Officer | Consulting agreement
Loss Contingencies [Line Items]
Periodic consulting fees payable			$ 10,000